Exchange Place Advisors Trust

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

VIA EDGAR

July 2, 2026

United States Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:      Exchange Place Advisors Trust

File Nos. 333-226989/811-23373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Exchange Place Advisors Trust (the “Trust”) as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 29, 2026 (Accession No. 0001580642-26-004011).

Please contact the undersigned at (513) 577-1693 if you have any questions concerning this filing.

Respectfully,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary